Long-Term Debt and Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Annual Principal Payments [Abstract]
June 30, 2020	$ 53,888
June 30, 2021	46,224
June 30, 2022	29,308
June 30, 2023	20,427
Thereafter	41,282
Total	$ 191,129	$ 198,607